CONDENSED CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE INCOME (LOSS) (UNAUDITED) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Dec. 31, 2024	Dec. 31, 2023
CONDENSED CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE INCOME (LOSS) (UNAUDITED)
REVENUE	$ 13,712,528	$ 14,584,473	$ 54,426,402	$ 53,376,874
COST OF GOODS SOLD	11,662,729	13,250,847	50,115,079	49,027,305
GROSS PROFIT	2,049,799	1,333,626	4,311,323	4,349,569
OPERATING EXPENSES
General and administrative expenses	1,478,702	1,418,138	11,733,237	19,642,005
Salaries and wages	1,040,019	1,258,179	5,693,436	4,554,909
Sales and marketing expenses	28,155	173,630	354,969	1,204,636
Research and development costs	15,629		533,293	164,859
Impairment Charges			291,980	0
Depreciation and amortization expense	320,439	319,787	1,249,238	614,377
TOTAL OPERATING EXPENSES	2,882,944	3,169,734	19,856,153	26,180,786
LOSS FROM OPERATIONS	(833,145)	(1,836,108)	(15,544,830)	(21,831,217)
OTHER INCOME (EXPENSE)
Other income (expense), net	(68,137)	191,824	86,737	(65,867)
Interest expense	(187,107)	(168,672)	(1,012,314)	(866,476)
Interest income	91,326	105,765	406,449	662,859
Gain on equity investments, net	3,142	1,755	2,470	4,584
Gain on extinguishment of debt			0	1,910,967
Change in fair value of derivative liability				3,384
Bargain purchase gain				1,440,249
Foreign currency transaction, net	175,824	(161,254)	(121,530)	198,863
TOTAL OTHER INCOME (EXPENSE), NET	15,048	(30,582)	(638,188)	3,288,563
LOSS BEFORE INCOME TAXES	(818,097)	(1,866,690)	(16,183,018)	(18,542,654)
NET LOSS	(818,097)	(1,866,690)	(16,183,018)	(18,542,654)
Deemed dividend on issuance of warrants			(6,185,231)
Deemed dividend on downround of warrants				(22,695)
Deemed dividend on warrant exchange/modification			(9,793)	(7,218,485)
NET LOSS ATTRIBUTABLE TO COMMON STOCKHOLDERS	(818,097)	(1,866,690)	(22,378,042)	(25,783,834)
OTHER COMPREHENSIVE INCOME (LOSS)
Foreign currency translation adjustment, net	1,031,268	(599,276)	(1,715,087)	712,791
TOTAL COMPREHENSIVE INCOME (LOSS)	$ 213,171	$ (2,465,966)	$ (24,093,129)	$ (25,071,043)
BASIC NET LOSS PER SHARE	$ (0.03)	$ (0.11)	$ (1.17)	$ (2.15)
DILUTED NET LOSS PER SHARE	$ (0.03)	$ (0.11)	$ (1.17)	$ (2.15)
WEIGHTED AVERAGE NUMBER OF SHARES OUTSTANDING
Basic	26,037,608	16,851,747	19,147,726	11,968,665
Diluted	26,037,608	16,851,747	19,147,726	11,968,665